Debt Instruments Issued and Other Financial Liabilities - Schedule of Subordinated Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,204,856	$ 6,408,356
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	1,081,031	1,078,339
Subordinated Bonds [member] | Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Debt Securities	95,373	95,545
Subordinated Bonds [member] | CLP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	811,185	796,564
Subordinated Bonds [member] | COP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 174,473	$ 186,230